Note 23 - Current Allowances and Provisions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of current allowances and provisions [text block]
23	Current allowances and provisions

(i)	Deducted from assets

Year ended December 31, 2017	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence

Values at the beginning of the year	(85,724)	(6,332)	(240,242)
Translation differences	(345)	(220)	(3,575)
Reversals / (additional) allowances	5,421	(84)	12,917
Used	2,263	381	14,832
At December 31, 2017	(78,385)	(6,255)	(216,068)

Year ended December 31, 2016	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence

Values at the beginning of the year	(101,480)	(7,082)	(229,200)
Translation differences	(841)	75	(2,715)
Reversals / (additional) allowances	12,573	(432)	(32,765)
Transfer to held for sale	20	-	896
Used	4,004	1,107	23,542
At December 31, 2016	(85,724)	(6,332)	(240,242)

(ii)	Liabilities

Year ended December 31, 2017	Sales risks	Other claims and contingencies	Total

Values at the beginning of the year	13,885	8,871	22,756
Translation differences	247	227	474
Additional provisions	4,238	9,432	13,670
Reclassifications	-	7,591	7,591
Used	(6,974)	(5,187)	(12,161)
At December 31, 2017	11,396	20,934	32,330

Year ended December 31, 2016	Sales risks	Other claims and contingencies	Total

Values at the beginning of the year	6,290	2,705	8,995
Translation differences	189	(86)	103
Additional provisions	16,266	7,791	24,057
Reclassifications	(22)	1,954	1,932
Used	(8,838)	(3,493)	(12,331)
At December 31, 2016	13,885	8,871	22,756